Income Taxes - Components of Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Net operating loss carryforwards	$ 0.3	$ 21.3
Deferred compensation	1.4	0.1
Stock-based compensation	4.5	6.2
Fixed asset depreciation	0.4	0.8
Accrued expenses	0.3	0.4
Credits	2.8	3.3
Other assets	1.1	2.0
Deferred tax assets	10.8	34.1
Valuation allowance	(0.3)	(0.3)
Net deferred tax assets	10.5	33.8
Deferred tax liabilities
Goodwill and intangible assets	(110.7)	(173.9)
Net deferred tax liability	(100.2)	(140.1)
Deferred income taxes, noncurrent	$ (100.2)	$ (140.1)